Pensions and other post-employment benefit plans - Principal assumptions used in determining post-employment benefit obligation (Details)	Dec. 31, 2025	Dec. 31, 2024
Pensions and other post-employment benefit plans
Discount rate	4.25%	3.40%
Salary increase (incl. inflation)	4.00%	4.00%
Legal minimum rate of return	2.50%	2.50%
Until age of 55
Pensions and other post-employment benefit plans
Turnover rate	5.00%	5.00%
Thereafter
Pensions and other post-employment benefit plans
Turnover rate	0.00%	0.00%